Leases - Right-of-use assets (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Charge for the year		¥ 22,751
Ending balance		74,308
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value:	¥ 84,289	74,308
Ending balance	84,289
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	114,504	114,504
Additions		15,970
Early termination and modification of lease contracts		(4,077)
Exchange gains and losses		22
Ending balance		126,419
Accumulated amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	30,215	30,215
Charge for the year		22,751
Early termination of lease contracts		(862)
Exchange gains and losses		7
Ending balance		52,111
Telecommunications Towers and related assets [Member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value:	59,870	49,214
Telecommunications Towers and related assets [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	75,169	75,169
Additions		5,696
Early termination and modification of lease contracts		(1,890)
Ending balance		78,975
Telecommunications Towers and related assets [Member] | Accumulated amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	15,299	15,299
Charge for the year		14,738
Early termination of lease contracts		(276)
Ending balance		29,761
Buildings and premises [Member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value:	23,381	23,671
Buildings and premises [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	35,790	35,790
Additions		9,135
Early termination and modification of lease contracts		(1,620)
Exchange gains and losses		22
Ending balance		43,327
Buildings and premises [Member] | Accumulated amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	12,409	12,409
Charge for the year		7,675
Early termination of lease contracts		(435)
Exchange gains and losses		7
Ending balance		19,656
Others [Member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value:	1,038	1,423
Others [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,545	3,545
Additions		1,139
Early termination and modification of lease contracts		(567)
Ending balance		4,117
Others [Member] | Accumulated amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 2,507	2,507
Charge for the year		338
Early termination of lease contracts		(151)
Ending balance		¥ 2,694